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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21448


                          Pioneer Tax Advantaged Balanced Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  January 28, 2004 through May 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                 TAX ADVANTAGED
                                    BALANCED
                                      TRUST

                                   Semiannual
                                     Report

                                     5/31/04






                                 [PIONEER Logo]

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1

Portfolio Summary                                                              2

Performance Update                                                             3

Portfolio Management Discussion                                                4

Schedule of Investments                                                        7

Financial Statements                                                          20

Notes to Financial Statements                                                 24

Trustees, Officers and Service Providers                                      32

Pioneer Family of Mutual Funds                                                33


Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Welcome to Pioneer. We thank you for your investment in Pioneer Tax Advantaged Balanced Trust and are pleased to provide you with the Trust's first shareholder report since its inception on January 28, 2004.

In managing the Pioneer Tax Advantaged Balanced Trust, we sought the best values in the high income and equity marketplace. In an interview on page four of this report, fixed income portfolio manager David Eurkus and equity portfolio manager Walter Hunnewell, Jr. discuss the Trust's strategy since its inception in January.

Over the past several months, investors' spirits have been buoyed by encouraging factors that bode well for a better economy. Thanks to strong personal consumption, housing and business spending, low short-term interest rates and lower taxes on individuals, gross domestic product - a tally of all goods and services produced in the United States - has continued to expand. In addition, there has been a significant turnaround in the employment picture, with several hundred thousand new jobs created in 2004.

One of the understandable outcomes of a stronger economy is the concern that inflation and, ultimately, interest rates might rise. Higher interest rates and an expanding economy could have implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order. The value of an advisor is never more evident than when economic and market conditions are changing.

Since the founding of Pioneer Fund, our flagship fund, in 1928, our purpose has been to help investors achieve their objectives. Over the months and years ahead, we will continue to offer you the high caliber of investment management that our shareowners have enjoyed for more than seven decades.

To receive the latest information about Pioneer funds, as well as timely informative articles on investing, I invite you to visit us at www.pioneerfunds.com. All of us at Pioneer thank you for the confidence and trust you have placed in us.

Sincerely,



/s/ Osbert M. Hood



Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/04
--------------------------------------------------------------------------------

Portfolio Maturity
--------------------------------------------------------------------------------
(As a percentage of total debt holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

                           0-1 Year           1.4%
                           1-3 Years          1.6%
                           3-6 Years         14.5%
                           6-8 Years         22.9%
                           8-10 Years         2.8%
                           10+ Years         56.8%


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

                Tax-Exempt Obligations                54.7%
                Common Stocks                         24.5%
                Non Convertible Preferred Stocks      15.8%
                Convertible Preferred Stocks           4.2%
                Temporary Cash Investment              0.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

1.    Birmingham Waterworks & Sewer Revenue, 5.0%, 1/1/43                  1.91%
2.    Jefferson Water & Sewer System Revenue, 5.0%, 10/1/41                1.88
3.    California State Economic Recovery, 5.0%, 7/1/16                     1.85
4.    Miami-Dade County Aviation Revenue, 5.0%, 10/1/37                    1.74
5.    Fannie Mae, Series L, 5.125%                                         1.61
6.    Washoe County Water Facility Revenue, 5.0%, 3/1/36                   1.60
7.    DTE Energy Co.                                                       1.53
8.    Cinergy Corp.                                                        1.47
9.    Puerto Rico Commonwealth Highway & Transportation Authority
      Revenue, 5.125%, 7/1/43                                              1.45
10.   Manchester School Facilities Revenue, 5.125%, 6/1/28                 1.43

* This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Common Share    5/31/04     1/28/04
                    $13.39      $14.33


Market Value
per Common Share    5/31/04     1/28/04
                    $12.05      $15.00


Distributions per
Common Share           Income        Short-Term      Long-Term
(1/28/04 - 5/31/04)    Dividends     Capital Gains   Capital Gains
                       $0.1374       $     -         $      -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in common shares of Pioneer Tax Advantaged Balanced Trust at public offering price, compared to that of the Lehman Brothers Municipal Bond Index and the S&P 500 Index.

--------------------------------------------------------------------------------

Cumulative Total Returns
(As of May 31, 2004)

                   Net Asset       Market
Period               Value         Price*
 Life-of-Trust
 (1/28/04)          -5.52%        -18.77%
 1 Year              0.00%         0.00%

--------------------------------------------------------------------------------

* When net asset value (NAV) is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.


Value of $10,000 Investment +

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

            Pioneer Tax     Lehman Brothers
             Advantaged     Municiapl Bond     Standard &
Date       Balanced Trust        Index         Poor's 500
01/04         10,000            10,000           10,000
05/04          8,123             9,975            9,840


Performance data shown represents past performance. Past performance does not guarantee future results. Investment return and principal value, fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

+ Index comparison begins January 31, 2004. The Lehman Brothers Municipal Bond Index is a widely recognized, unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

--------------------------------------------------------------------------------
Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/04


The first shareholder report for Pioneer Tax Advantaged Balanced Trust covers the Trust's abbreviated semiannual period from inception on January 28, 2004 through May 31, 2004. In the report, David Eurkus, portfolio manager for the Trust's fixed-income portion, and Walter Hunnewell, Jr., portfolio manager for the Trust's equity portion, discuss the investment process, strategy and outlook.

Q: How did the Trust perform since its inception on January 28, 2004 through May 31, 2004?

A: Since inception, Pioneer Tax Advantaged Balanced Trust returned -5.52% at net asset value and -18.77% at market price. As of May 31, 2004, the Trust was selling at a discount of market price to net asset value of 10%. From January 28, 2004 through May 31, 2004, the Lehman Brothers Municipal Bond Index returned -1.6%, while the S&P 500 Index returned -0.36%.

Q:  What is the Trust's investment approach?

A: Under normal market conditions, the Trust may invest 50% to 75% of its total assets in tax-exempt municipal securities and 25% to 50% of its total assets in equity securities that pay dividends. The Trust seeks to maximize the proportion of dividend income that qualifies for federal income taxation at rates applicable to long-term capital gains (15% tax rate).

    In keeping with Pioneer's tradition, we are value investors, looking for securities selling at attractive valuations. We use a combined top-down/bottom-up approach to security selection. We consider macroeconomic factors such as the strength of the economy, the potential for a change in the level of inflation and Federal Reserve monetary policy. In managing the bond portion of the Trust, we analyze yields, liquidity, credit ratings, sectors and issuer diversification. When purchasing equities, we look for those with the potential to provide a reasonable amount of current income, preferring those selling at substantial discounts to what we believe are their potential value. In making these assessments, we use fundamental research, evaluating each company's financial statements, operations, management and business prospects.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Q:  What was the investment environment like during the period?

A: The Trust was managed in an improving economic environment in which corporate profits rose, capital spending picked up, and, for the first time in several years, there was a significant upturn in job growth. The strength of the economic rebound resulted in a volatile period for both the fixed-income and equity markets, as investors digested economic statistics and tried to assess the speed at which inflation and interest rates might rise. The uncertainty about the direction of interest rates caused a significant decline in the bond market, which pushed bond prices down and yields up. Equity markets also declined in the uncertain interest rate environment.

Q:  What were the principal strategies used in managing the Trust?

A: Our focus on providing income resulted in a 55% to 45% mix of municipal securities to equity securities. In the fixed-income portion of the Trust, we emphasized high quality revenue bonds rated AAA, AA and A. With revenue bonds, interest and principal are derived from the particular asset the bond was issued to finance. For example, a bond issued to finance a utility would be paid from the fees the utility charges its customers. When selecting municipal bonds, we favored sectors that are crucial to the vitality of the U.S. economy. These issues included essential services areas, such as health care, hospitals, energy, power and transportation. The average quality of the fixed-income portion of the Trust was AA.

    When building the Trust's equity position, we invested 20% in preferred stocks and 25% in common stocks. Keeping the Trust's emphasis on income in mind, we gravitated toward higher yielding sectors such as financials and utilities. We also found opportunities in the telecommunications, energy, industrials and materials sectors.

Q:  What detracted from performance?

A: During the March-April period, economic statistics began to indicate that the economy was stronger than had been expected. Job growth was robust, inflation began to accelerate, and investors assumed that the Federal Reserve would raise interest rates

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/04                            (continued)
--------------------------------------------------------------------------------

    sooner rather than later. (When interest rates rise, bond prices decline.) In this environment, market interest rates moved substantially higher, triggering a rapid and significant decline in the value of bonds. The general downturn in the fixed-income market had a negative effect on the bonds in the Trust and was instrumental in holding back performance.

    The equity market was also affected by interest rate worries, as some of the aversion to fixed-income securities spilled over to preferred stocks, which, like bonds, tend to lose value when interest rates rise. Common stocks also suffered, because investors became concerned that higher rates would cut into profit growth and, ultimately, lead to lower stock prices. Utility and financial stocks, which represented the two largest sector concentrations in the Trust, were particularly hard hit during a general decline in stock prices; their performance detracted from results.

    On the other hand, the Trust's industrials, materials and energy stocks aided performance. In addition, the Trust's overall fixed-income and equity strategy resulted in a relatively high level of income to shareholders.

Q:  What is your outlook for the next six months?

A: We expect the economic recovery to proceed at a moderate and steady pace over the next several months. While we think the Fed may raise the federal funds rate, the rate of interest banks charge each other for overnight loans, we believe such rate increases will be modest. In this environment, we will continue to seek a relatively high level of current income from fixed-income and dividend-producing preferred and common stocks, while maintaining our strong emphasis on quality.




    Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)
--------------------------------------------------------------------------------


Principal       S&P/Moody's
Amount          Ratings                                                                  Value
                             TAX EXEMPT OBLIGATIONS - 80.5% OF NET ASSETS
                             Alabama - 4.1%
$10,990,000     AAA/Aaa      Birmingham Waterworks & Sewer Revenue,
                               5.0%, 1/1/43                                      $  10,692,830
  5,000,000     NR/A2        Huntsville Health Care Authority Revenue, 5.75%,
                               6/1/32                                                5,094,950
                                                                                 -------------
                                                                                 $  15,787,780
                                                                                 -------------
                             Arizona - 0.8%
  1,000,000     NR/Baa3      Pima County Industrial Development Authority,
                               6.375%, 7/1/31                                    $     972,440
  1,000,000     NR/Baa3      Pima County Industrial Development Authority,
                               6.75%, 7/1/31                                         1,008,640
  1,000,000     NR/NR        Pima County Industrial Development Authority,
                               7.5%, 7/1/34                                          1,002,700
                                                                                 -------------
                                                                                 $   2,983,780
                                                                                 -------------
                             California - 3.4%
  1,000,000     BBB+/Baa1    California Health Facilities Authority Revenue,
                               5.25%, 7/1/23                                     $     946,880
 10,000,000     AA-/Aa3      California State Economic Recovery, 5.0%,
                               7/1/16                                               10,380,200
  2,000,000     BBB/Baa3     Golden State Tobacco Securitization Corp.,
                               6.75%, 6/1/39                                         1,759,940
                                                                                 -------------
                                                                                 $  13,087,020
                                                                                 -------------
                             Connecticut - 2.7%
  4,190,000     BBB/A3       Connecticut State Development Authority
                               Pollution Control Revenue, 5.85%, 9/1/28          $   4,351,399
  1,000,000     AAA/Aaa      Connecticut State Health & Educational Facilities
                               Authority Revenue, 5.0%, 7/1/21                       1,015,010
  5,000,000     AAA/Aaa      Connecticut State Housing Finance Authority,
                               5.3%, 5/15/33                                         5,028,150
                                                                                 -------------
                                                                                 $  10,394,559
                                                                                 -------------
                             District of Columbia - 0.9%
  4,000,000     BBB/Baa3     District of Columbia Tobacco Settlement
                               Financing Corp., 6.75%, 5/15/40                   $   3,517,200
                                                                                 -------------
                             Florida - 6.9%
  5,000,000     A/A3         Highlands County Health Facilities Authority
                               Revenue, 6.0%, 11/15/25                           $   5,177,500
 10,980,000     AA-/Aa3      Jefferson Water & Sewer System Revenue, 5.0%,
                               10/1/41                                              10,523,232

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Principal       S&P/Moody's
Amount          Ratings                                                                    Value
                              Florida (continued)
$ 1,145,000     BB/NR         Miami Beach Health Facilities Authority, 5.375%,
                                11/15/28                                           $     960,449
 10,000,000     AAA/Aaa       Miami-Dade County Aviation Revenue, 5.0%,
                                10/1/37                                                9,763,100
                                                                                   -------------
                                                                                   $  26,424,281
                                                                                   -------------
                              Georgia - 1.7%
 10,735,000     AAA/Aaa       Georgia State General Obligation, 2.0%,
                              12/1/23                                              $   6,633,156
                                                                                   -------------
                              Illinois - 4.1%
  3,000,000     AAA/Aaa       Chicago Illinois General Obligation, 5.0%,
                                1/1/28                                             $   2,950,890
  5,000,000     AA+/Aa1       Illinois Educational Facilities Authority Revenue,
                                5.0%, 12/1/38                                          4,832,600
  2,000,000     AA+/Aa2       Illinois Finance Authority Revenue, 5.5%,
                                8/15/43                                                1,980,120
  5,095,000     NR/Baa2       Illinois Health Facilities Authority Revenue,
                                5.75%, 7/1/15                                          5,320,607
  1,130,000     CC/Caa1       Illinois Health Facilities Authority Revenue,
                                6.375%, 1/1/15                                           727,686
                                                                                   -------------
                                                                                   $  15,811,903
                                                                                   -------------
                              Indiana - 1.3%
  5,100,000     AAA/Aaa       Indiana Transportation Finance Authority Highway
                                Revenue, 5.0%, 6/1/28                              $   5,017,329
                                                                                   -------------
                              Louisiana - 1.2%
  5,835,000     BBB/Baa3      Tobacco Settlement Financing Corp., 5.875%,
                                5/15/39                                            $   4,550,366
                                                                                   -------------
                              Maine - 0.4%
  1,475,000     BBB/Baa2      Bucksport Solid Waste Disposal Revenue, 4.0%,
                                 3/1/14                                            $   1,375,733
                                                                                   -------------
                              Maryland - 0.7%
  3,000,000     A/A3          Maryland State Health & Higher Educational
                                Facilities Authority Revenue, 5.125%, 7/1/34       $   2,897,700
                                                                                   -------------
                              Massachusetts - 3.6%
  1,020,000     AAA/Aaa       Littleton Massachusetts General Obligation,
                                5.0%, 1/15/21                                      $   1,058,291
  3,300,000     AAA/Aaa       Massachusetts Health & Educational Facilities
                                Authority Revenue, 5.0%, 7/1/18                        3,509,748
  2,000,000     AA+/Aa1       Massachusetts Health & Educational Facilities
                                Authority Revenue, 5.0%, 7/1/33                        1,969,760

   The accompanying notes are an integral part of these financial statements.
8

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Principal       S&P/Moody's
Amount          Ratings                                                                Value
                              Massachusetts (continued)
$ 1,600,000     BBB+/NR       Massachusetts Health & Educational Facilities
                                Authority Revenue, 5.45%, 11/15/23             $   1,584,816
  2,120,000     BBB/Baa3      Massachusetts Health & Educational Facilities
                                Authority Revenue, 5.625%, 7/1/20                  2,028,013
    900,000     BBB/Baa3      Massachusetts Health & Educational Facilities
                                Authority Revenue, 6.25%, 7/1/22                     914,895
    555,000     AA+/Aa2       Natick Massachusetts General Obligation, 5.0%,
                                4/15/16                                              591,935
  2,000,000     AAA/Aaa       University of Massachusetts Building Authority
                                Project Revenue, 5.25%, 11/1/29                    2,028,800
                                                                               -------------
                                                                               $  13,686,258
                                                                               -------------
                              Michigan - 1.5%
  5,000,000     BBB-/NR       Macomb County Hospital Finance Authority
                                Revenue, 5.875%, 11/15/34                      $   4,586,950
  1,340,000     BB/Ba1        Pontiac Hospital Finance Authority Revenue,
                                6.0%, 8/1/07                                       1,300,430
                                                                               -------------
                                                                               $   5,887,380
                                                                               -------------
                              Minnesota - 1.1%
  2,000,000     A-/NR         Duluth Economic Development Authority Health
                                Care Facilities Revenue, 5.25%, 2/15/28        $   1,934,020
  2,500,000     A-/NR         Duluth Economic Development Authority Health
                                Care Facilities Revenue, 5.25%, 2/15/33            2,389,250
                                                                               -------------
                                                                               $   4,323,270
                                                                               -------------
                              Missouri - 0.4%
  1,720,000     AA/ Baa2      Missouri State Health & Educational Authority
                                Health Facilities Revenue, 5.25%, 8/15/28      $   1,682,504
                                                                               -------------
                              Montana - 0.7%
  1,285,000     BBB+/Baa2     Forsyth Montana Pollution Control Revenue,
                                5.2%, 5/1/33                                   $   1,335,282
  1,350,000     NR/A3         Montana Finance Authority Hospital Facilities
                                Revenue, 5.0%, 6/1/24                              1,282,837
                                                                               -------------
                                                                               $   2,618,119
                                                                               -------------
                              Nevada - 2.7%
  1,500,000     BBB+/Baa1     Henderson Nevada Health Care Facilities
                                Revenue, 5.625%, 7/1/24                        $   1,455,165
  9,000,000     BB/NR         Washoe County Water Facility Revenue, 5.0%,
                                3/1/36                                             8,983,620
                                                                               -------------
                                                                               $  10,438,785
                                                                               -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Principal            S&P/Moody's
Amount               Ratings                                                                  Value
                                   New Hampshire - 2.4%
  $  8,000,000       AAA/Aaa       Manchester School Facilities Revenue, 5.125%,
                                     6/1/28                                           $   8,039,520
     1,000,000       A+/A2         New Hampshire Health & Education Facilities
                                     Authority Revenue, 5.75%, 10/1/31                    1,017,990
                                                                                      -------------
                                                                                      $   9,057,510
                                                                                      -------------
                                   New Jersey - 3.2%
     1,500,000       BB/Ba2        New Jersey Health Care Facilities Financing
                                     Authority Revenue, 5.125%, 7/1/14                $   1,329,120
     5,000,000       BBB/Baa1      New Jersey Health Care Facilities Financing
                                     Authority Revenue, 5.375%, 7/1/33                    4,756,600
     3,500,000       NR/NR         New Jersey Health Care Facilities Financing
                                     Authority Revenue, 7.25%, 7/1/27                     3,605,000
     3,000,000       BBB/Baa3      Tobacco Settlement Financing Corp., 6.25%,
                                     6/1/43                                               2,433,960
                                                                                      -------------
                                                                                      $  12,124,680
                                                                                      -------------
                                   New Mexico - 0.4%
     1,500,000       NR/A3         Farmington New Mexico Hospital Revenue,
                                     5.0%, 6/1/23                                     $   1,425,810
                                                                                      -------------
                                   New York - 6.3%
     2,000,000       NR/NR         Dutchess County Industrial Development Agency
                                     Revenue, 7.5%, 3/1/29                            $   1,936,840
     8,820,000(a)    AA+/Aa2       New York City Transitional Finance Authority
                                     Revenue, 0.0%, 11/1/29                               6,524,507
     5,000,000       AAA/Aaa       New York State Dormitory Authority Revenue,
                                     5.25%, 7/1/13                                        5,452,350
     5,000,000       AAA/Aaa       Port Authority of New York & New Jersey
                                     Revenue, 5.0%, 11/1/17                               5,229,400
     4,900,000       AAA/Aaa       Triborough Bridge & Tunnel Authority, 5.25%,
                                     11/15/30                                             4,965,562
                                                                                      -------------
                                                                                      $  24,108,659
                                                                                      -------------
                                   North Carolina - 4.4%
     5,000,000       AA+/Aa1       North Carolina Capital Facilities Finance Agency
                                     Revenue, 5.125%, 7/1/42                          $   4,921,550
     2,500,000       AA-/Aa3       North Carolina Medical Care Commission Health
                                     Care Facilities Revenue, 5.0%, 11/1/17               2,560,325
     1,000,000       NR/NR         North Carolina Medical Care Commission Health
                                     Care Facilities Revenue, 5.0%, 11/1/23                 951,040
     3,750,000       A/NR          North Carolina Medical Care Commission
                                     Hospital Revenue, 5.375%, 6/1/32                     3,672,900

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings                                                                 Value
                                   North Carolina (continued)
  $  5,000,000       AA+/Aa1       University of North Carolina Revenue, 5.0%,
                                     12/1/28                                         $   4,959,500
                                                                                     -------------
                                                                                     $  17,065,315
                                                                                     -------------
                                   Ohio - 0.4%
     2,000,000       B-/Caa2       Cleveland Airport Special Revenue, 5.7%,
                                     12/1/19                                         $   1,447,260
                                                                                     -------------
                                   Oregon - 0.8%
     2,935,000       NR/Aa2        Oregon State Housing & Community Services
                                     Department Multi-Family Revenue, 6.0%,
                                     7/1/31                                          $   3,000,538
                                                                                     -------------
                                   Pennsylvania - 2.6%
     5,000,000       AAA/Aaa       Pennsylvania State Turnpike Commission Oil
                                     Franchise Tax Revenue, 5.0%, 12/1/31            $   4,933,750
     3,000,000       A-/NR         Sayre Health Care Facilities Authority Revenue,
                                     5.875%, 12/1/31                                     3,055,230
     2,165,000       AA+/Aa1       Swarthmore Borough Authority College Revenue,
                                     5.0%, 9/15/31                                       2,120,618
                                                                                     -------------
                                                                                     $  10,109,598
                                                                                     -------------
                                   Puerto Rico - 4.8%
     8,520,000       A/Baa1        Puerto Rico Commonwealth Highway & Transpor-
                                     tation Authority Revenue, 5.125%, 7/1/43        $   8,162,416
     5,000,000       AA/Aa3        Puerto Rico Housing Finance Authority Revenue,
                                     5.0%, 12/1/14                                       5,339,600
     5,000,000(b)    A/Baa1        Puerto Rico Public Buildings Authority Revenue,
                                     5.25%, 7/1/33                                       4,948,250
                                                                                     -------------
                                                                                     $  18,450,266
                                                                                     -------------
                                   South Carolina - 5.6%
     6,000,000       A-/A3         Berkeley County School District Installment
                                     Lease, 5.0%, 12/1/28                            $   5,715,840
     5,000,000       AAA/Aaa       Florence County Hospital Revenue, 5.25%,
                                     11/1/34                                             5,020,900
     2,500,000       A-/A3         South Carolina Jobs Economic Development
                                     Authority Revenue, 5.5%, 11/15/23                   2,418,775
     5,000,000       A-/A3         South Carolina Jobs Economic Development
                                     Authority Revenue, 5.625%, 11/15/30                 4,836,300
     3,500,000       AAA/Aaa       Spartanburg Sanitation Sewer Systems
                                     Revenue, 5.25%, 3/1/30                              3,547,740
                                                                                     -------------
                                                                                     $  21,539,555
                                                                                     -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal         S&P/Moody's
Amount            Ratings                                                                 Value
                                Texas - 3.2%
$  2,750,000      AAA/Aaa       Lower Colorado River Authority, 5.0%, 5/15/31     $   2,682,350
   3,800,000      AAA/Aaa       North East Independent School District General
                                  Obligation, 5.0%, 8/1/14                            4,089,864
   3,000,000      BBB/Baa2      Richardson Hospital Authority, 6.0%, 12/1/34          2,970,000
   1,000,000      BBB-/NR       Seguin Higher Education Facilities Corporation
                                  Revenue, 5.0%, 9/1/23                                 929,760
   1,500,000      NR/Baa3       Texas State Student Housing Revenue, 6.5%,
                                  9/1/34                                              1,561,200
                                                                                  -------------
                                                                                  $  12,233,174
                                                                                  -------------
                                Virginia - 1.4%
   1,500,000      NR/A3         Prince William County Industrial Development
                                  Hospital Revenue, 5.2%, 10/1/26                 $   1,442,415
   3,925,000      NR/A3         Prince William County Industrial Development
                                  Hospital Revenue, 5.35%, 10/1/36                    3,791,903
                                                                                  -------------
                                                                                  $   5,234,318
                                                                                  -------------
                                Washington - 4.8%
   8,000,000      AAA/Aaa       King County Washington Sewer Revenue, 5.0%,
                                  1/1/35                                          $   7,788,160
   3,215,000      AAA/Aaa       Seattle Washington General Obligation, 5.375%,
                                  12/1/14                                             3,501,167
   3,000,000      AAA/Aaa       Spokane County General Obligation, 5.0%,
                                  12/1/33                                             2,914,380
   9,805,000      AAA/Aaa       Washington State General Obligation, 0.0%,
                                  12/1/19                                             4,335,379
                                                                                  -------------
                                                                                  $  18,539,086
                                                                                  -------------
                                Wisconsin - 2.0%
   4,310,000      AAA/Aaa       Wisconsin State General Obligation, 5.0%,
                                  5/1/18                                          $   4,463,350
   3,500,000      BBB+/NR       Wisconsin State Health & Educational Facilities
                                  Authority Revenue, 5.6%, 2/15/29                    3,324,755
                                                                                  -------------
                                                                                  $   7,788,105
                                                                                  -------------
                                TOTAL TAX-EXEMPT OBLIGATIONS
                                (Cost $319,131,189) (c)                           $ 309,240,997
                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Shares                                                      Value
             COMMON STOCKS - 36.1% OF NET ASSETS
             Energy - 1.2%
             Oil & Gas - 1.2%
 25,000      ChevronTexaco Corp.                      $   2,260,000
 45,000      Kerr-McGee Corp.                             2,216,250
                                                      -------------
             Total Energy                             $   4,476,250
                                                      -------------
             Materials - 2.4%
             Chemicals - 2.0%
 83,000      Eastman Chemical Co.                     $   3,846,220
192,045      Lyondell Chemical Co.                        3,172,583
 10,200      PPG Industries, Inc.                           609,960
                                                      -------------
                                                      $   7,628,763
                                                      -------------
             Construction Materials - 0.0%
  3,950      Monarch Cement Co.                       $      84,925
                                                      -------------
             Metals & Mining - 0.4%
 39,800      Freeport-McMoRan Copper & Gold, Inc.     $   1,338,474
    200      Worthington Industries, Inc.                     3,828
                                                      -------------
                                                      $   1,342,302
                                                      -------------
             Total Materials                          $   9,055,990
                                                      -------------
             Industrials - 0.6%
             Commercial Services & Supplies - 0.6%
 39,600      R.R. Donnelley & Sons Co.                $   1,198,296
100,000      ServiceMaster Co.                            1,216,000
                                                      -------------
             Total Industrials                        $   2,414,296
                                                      -------------
             Capital Goods - 2.2%
             Automobiles - 0.9%
 80,000      General Motors Corp.                     $   3,631,200
                                                      -------------
             Household Durables - 1.3%
 50,000      Bassett Furniture Industries, Inc.       $     951,450
 48,386      Kimball International, Inc.                    669,662
 33,700      Knape & Vogt Manufacturing Co.                 438,774
166,444      Tupperware Corp.                             3,040,932
                                                      -------------
                                                      $   5,100,818
                                                      -------------
             Total Capital Goods                      $   8,732,018
                                                      -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
             Food, Beverage & Tobacco - 3.5%
             Food & Staples Retailing - 0.3%
 70,000      Lance, Inc.                                      $   1,067,500
                                                              -------------
             Food Retail - 0.6%
 78,100      ConAgra Foods, Inc.                              $   2,196,172
                                                              -------------
             Tobacco - 2.6%
 76,000      Altria Group, Inc.                               $   3,645,720
115,000      Loews Corp. - Carolina Group                         2,609,350
 33,000      R.J. Reynolds Tobacco Holdings, Inc.                 1,854,600
 56,000      UST, Inc.                                            2,092,160
                                                              -------------
                                                              $  10,201,830
                                                              -------------
             Total Food, Beverage & Tobacco                   $  13,465,502
                                                              -------------
             Health Care - 1.5%
             Pharmaceuticals - 1.5%
156,000      Bristol-Myers Squibb Co.                         $   3,942,120
 41,000      Merck & Co., Inc.                                    1,939,300
                                                              -------------
             Total Health Care                                $   5,881,420
                                                              -------------
             Financials - 6.5%
             Commercial Banks - 5.9%
 91,400      Bank of America Corp.                            $   7,598,082
 78,200      FirstMerit Corp.                                     1,931,540
163,100      KeyCorp                                              5,122,971
 90,000      National City Corp.                                  3,194,100
222,700      TrustCo Bank Corp., NY                               2,875,057
 67,800      Union Planters Corp.                                 2,041,458
                                                              -------------
                                                              $  22,763,208
                                                              -------------
             Thrifts & Mortgage Finance - 0.6%
 50,000      Washington Mutual, Inc.                          $   2,184,000
                                                              -------------
             Total Financials                                 $  24,947,208
                                                              -------------
             Telecommunication Services - 4.1%
             Diversified Telecommunication Services - 4.1%
257,900      AT&T Corp.                                       $   4,275,982
260,000      SBC Communications, Inc.                             6,162,000
150,000      Verizon Communications, Inc.                         5,187,000
                                                              -------------
             Total Telecommunication Services                 $  15,624,982
                                                              -------------

   The accompanying notes are an integral part of these financial statements.

                     Pioneer Tax Advantaged Balanced Trust


  Shares                                                                   Value
             Utilities - 14.1%
             Electric Utilities - 11.5%
137,135      Ameren Corp.                                          $   6,061,367
220,000      Cinergy Corp.                                             8,252,200
200,000      Consolidated Edison, Inc.                                 7,852,000
214,097      DTE Energy Co.                                            8,608,840
138,400      Empire District Electric Co.                              2,770,768
 74,383      Great Plains Energy, Inc.                                 2,253,061
 67,056      NSTAR                                                     3,170,408
179,000      Southern Co.                                              5,176,680
                                                                   -------------
                                                                   $  44,145,324
                                                                   -------------
             Gas Utilities - 1.0%
112,249      KeySpan Corp.                                         $   3,973,615
                                                                   -------------
             Multi-Utilities - 1.6%
303,253      Duke Energy Corp.                                     $   6,046,865
                                                                   -------------
             Total Utilities                                       $  54,165,804
                                                                   -------------
             TOTAL COMMON STOCKS
             (Cost $144,070,964)                                   $ 138,763,470
                                                                   -------------
             NON-CONVERTIBLE PREFERRED STOCKS - 23.2% OF NET ASSETS
             Energy - 1.3%
             Oil & Gas - 1.3%
 49,300      Apache Corp., Series B, 5.68%                         $   4,902,269
                                                                   -------------
             Total Energy                                          $   4,902,269
                                                                   -------------
             Financials - 18.8%
             Commercial Banks - 2.8%
 94,000      Bank of America Corp., Series VI, 6.75%               $   5,061,900
200,000      Royal Bank of Scotland Group Plc, Series B, 5.75%         4,428,000
 55,000      Wachovia Preferred Funding Corp., Series A, 7.25%         1,468,500
                                                                   -------------
                                                                   $  10,958,400
                                                                   -------------
             Thrifts & Mortgage Finance - 6.8%
201,000      Fannie Mae, Series L, 5.125%                          $   9,055,050
114,000      Fannie Mae, Series M, 4.75%                               4,708,200
100,000      Fannie Mae, Series N, 5.5%                                4,800,000
 57,000      Freddie Mac, 5.81%                                        2,907,570
 39,000      Freddie Mac, Series F, 5.0%                               1,677,000
 58,000      Freddie Mac, Series K, 5.79%                              2,895,360
                                                                   -------------
                                                                   $  26,043,180
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
             Diversified Financial Services - 1.8%
 55,000      Citigroup Inc., Series G, 6.213%                     $   2,769,250
 81,500      Citigroup Inc., Series M, 5.864%                         3,973,125
                                                                  -------------
                                                                  $   6,742,375
                                                                  -------------
             Consumer Finance - 0.7%
 50,000      SLM Holding Corp., Series A, 6.97%                   $   2,662,500
                                                                  -------------
             Capital Markets - 2.4%
 57,000      Bear Stearns Companies, Inc., Series F, 5.72%        $   2,690,400
 40,000      Bear Stearns Companies, Inc., Series G, 5.49%            1,863,000
100,000      Lehman Brothers Holdings, Inc., 6.5%                     2,580,000
 19,000      Lehman Brothers Holdings, Inc., Series C, 5.94%            911,620
 30,000      Lehman Brothers Holdings, Inc., Series D, 5.67%          1,427,100
                                                                  -------------
                                                                  $   9,472,120
                                                                  -------------
             Insurance - 1.9%
110,000      ACE Ltd., Series C, 7.8%                             $   2,861,100
 70,000      RenaissanceRe Holdings, Ltd., Series C, 6.08%            1,568,000
109,000      XL Capital, Ltd., Series B, 7.625%                       2,828,550
                                                                  -------------
                                                                  $   7,257,650
                                                                  -------------
             Real Estate - 2.4%
 27,000      Equity Office Properties Trust, Series G, 7.75%      $     694,170
 92,000      Home Properties New York, Inc., Series F, 9.0%           2,553,000
 40,000      Prologis Trust, Series G, 6.75%                            948,000
 60,000      PS Business Parks, Inc., Series H, 7.0%                  1,380,000
 22,000      PS Business Parks, Inc., Series I, 6.875%                  497,200
 35,480      Public Storage, Inc., Series T, 7.625%                     904,740
 94,000      Regency Centers Corp., Series C, 7.45%                   2,317,100
                                                                  -------------
                                                                  $   9,294,210
                                                                  -------------
             Total Financials                                     $  72,430,435
                                                                  -------------
             Utilities - 3.1%
             Electric Utilities - 2.7%
 98,000      Alabama Power Co., 5.3%                              $   2,336,692
113,000      Alabama Power Co., 5.83%                                 2,825,000
 78,000      Interstate Power and Light Co., Series B, 8.375%         2,418,000
 40,000      Mississippi Power Co., 5.25%                               968,752
  7,700      PPL Electric Utilities Corp., 4.5%                         596,750
 72,000      Southern California Edison Co., 4.32%                    1,234,800
                                                                  -------------
                                                                  $  10,379,994
                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (continue)
--------------------------------------------------------------------------------

  Shares                                                                  Value
             Gas Utilities - 0.4%
 62,000      Southern Union Co., Series C, 7.55%                  $   1,631,840
                                                                  -------------
             Total Utilities                                      $  12,011,834
                                                                  -------------
             TOTAL NON-CONVERTIBLE PREFERRED STOCKS
             (Cost $93,972,461)                                   $  89,344,538
                                                                  -------------
             CONVERTIBLE PREFERRED STOCKS - 6.2% OF NET ASSETS
             Financials - 2.7%
             Commercial Banks - 1.1%
 30,000      Bank One Capital V, 8.0%                             $     789,825
105,000      Bank One Capital VI, 7.2%                                2,668,303
 27,000      Fleet Capital Trust VII, 7.2%                              682,090
                                                                  -------------
                                                                  $   4,140,218
                                                                  -------------
             Thrifts & Mortgage Finance - 0.1%
 12,000      Countrywide Capital IV, 6.75%                        $     286,588
                                                                  -------------
             Consumer Finance - 0.1%
 18,000      MBNA Capital, Series D, 8.125%                       $     463,085
                                                                  -------------
             Capital Markets - 1.0%
 65,000      Merrill Lynch Preferred Capital Trust IV, 7.12%      $   1,640,038
 87,000      Merrill Lynch Preferred Capital Trust V, 7.28%           2,224,067
                                                                  -------------
                                                                  $   3,864,105
                                                                  -------------
             Insurance - 0.4%
 70,000      St. Paul Capital Trust I, 7.6%                       $   1,772,293
                                                                  -------------
             Total Financials                                     $  10,526,289
                                                                  -------------
             Industrials - 0.5%
             Aerospace & Defense - 0.5%
 15,000      Northrop Grumman Corp., 7.0%                         $   1,956,000
                                                                  -------------
             Total Industrials                                    $   1,956,000
                                                                  -------------
             Telecommunication Services - 1.6%
             Diversified Telecommunication Services - 1.6%
 60,000      Alltel Corp., 7.75%                                  $   2,983,200
126,000      CenturyTel, Inc., 6.875%                                 3,124,800
                                                                  -------------
             Total Telecommunication Services                     $   6,108,000
                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                        (continued)


   Shares                                                                   Value
               Utilities - 1.4%
               Electric Utilities - 1.4%
   31,000      DTE Energy Co., 8.75%                                $     761,050
   80,000      Energy East Capital Trust I, 8.25%                       2,052,960
   94,000      Virginia Power Capital Trust II, 7.375%                  2,376,580
                                                                    -------------
               Total Utilities                                      $   5,190,590
                                                                    -------------
               TOTAL CONVERTIBLE PREFERRED STOCKS
               (Cost $24,021,542)                                   $  23,780,879
                                                                    -------------
               TAX-EXEMPT MONEY MARKET MUTUAL FUND - 1.2% OF NET ASSETS
4,547,025      BlackRock Provident Institutional Municipal Fund     $   4,547,025
                                                                    -------------
               TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
               (Cost $4,547,025)                                    $   4,547,025
                                                                    -------------
               TOTAL INVESTMENTS IN SECURITIES - 147.2%
               (Cost $585,743,181) (d)                              $ 565,676,909
                                                                    -------------
               OTHER ASSETS AND LIABILITIES - (1.3)%                $  (5,123,022)
                                                                    -------------
               PREFERRED SHARES AT REDEMPTION VALUE INCLUDING
               DIVIDENDS PAYABLE - (45.9)%                          $(176,268,025)
                                                                    -------------
               NET ASSETS APPLICABLE TO COMMON SHAREOWNERS -
               100.0%                                               $ 384,285,862
                                                                    -------------

NR  Security not rated by S&P or Moody's

(a) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity

(b) This Security, or portion thereof has been purchased on a "when issued" basis. The exact terms of the issue will be defined at a later date.

   The accompanying notes are an integral part of these financial statements.

                     Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(c) The concentration of tax-exempt obligations by type of obligation/market sector is as follows:

     Insured                                                               29.8%
     General Obligation                                                     3.4
     Revenue Bonds:
     Health Revenue                                                        26.1
     Education Revenue                                                      8.9
     Housing Revenue                                                        4.2
     Tobacco Revenue                                                        3.9
     Development Revenue                                                    3.9
     Other                                                                  3.5
     Utilities Revenue                                                      3.3
     School District Revenue                                                3.1
     Water Revenue                                                          2.9
     Transportation Revenue                                                 2.6
     Pollution Revenue                                                      2.3
     Facilities Revenue                                                     1.6
     Airport Revenue                                                        0.5
                                                                          -----
                                                                          100.0%
                                                                          -----

(d) At May 31, 2004, the net unrealized loss on investments based on cost for federal income tax purposes of $585,739,034 was as follows:
   Aggregate gross unrealized gain for all investments in which there
   is an excess of value over tax cost                                                       $  2,589,913
   Aggregate gross unrealized loss for all investments in which there
   is an excess of tax cost over value                                                        (22,652,038)
                                                                                             ------------
   Net unrealized loss                                                                       $(20,062,125)
                                                                                             ------------
   For financial reporting purposes net unrealized loss on investments was $20,066,272 and cost of investments aggregated $585,743,181.


Purchases and sales of securities (excluding temporary cash investments) for the period ended May 31, 2004, aggregated $794,218,347 and $207,070,949, respectively.


   The accompanying notes are an integral part of these financial statements.

                                                                              19


                     Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
            STATEMENT OF ASSETS AND LIABILITIES 5/31/04 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investments in securities, at value (cost $585,743,181)      $565,676,909
  Cash                                                            2,457,141
  Receivables -
   Investment securities sold                                        46,794
   Dividends and interest                                         5,295,897
  Organization costs reimbursement                                   40,000
                                                               -------------
     Total assets                                              $573,516,741
                                                               -------------
LIABILITIES:
  Payables -
   Investment securities purchased                             $ 12,410,975
   Offering costs payable - common                                   45,499
   Offering costs payable - preferred                               162,317
  Due to affiliates                                                 282,932
  Administration fee payable                                         31,122
  Accrued expenses                                                   30,009
                                                               -------------
     Total liabilities                                         $ 12,962,854
                                                               -------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 7,050
   shares, including dividends payable of $18,025              $176,268,025
                                                               -------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                              $408,373,203
  Accumulated net investment income                               1,459,677
  Accumulated net realized loss on investments                   (5,480,746)
  Net unrealized loss on investments                            (20,066,272)
                                                               -------------
     Net assets applicable to common shareowners               $384,285,862
                                                               -------------
NET ASSET VALUE PER SHARE:
No par value, (unlimited number of shares authorized)
  Based on $384,285,862/28,706,981 common shares               $      13.39
                                                               -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust
STATEMENT OF OPERATIONS (unaudited)
For the period 1/28/04 (commencement of operations) to 5/31/04


INVESTMENT INCOME:
  Dividends                                                 $2,934,436
  Interest                                                   3,878,698
                                                            ----------
                                                                           $  6,813,134
                                                                           ------------
EXPENSES:
  Management fees                                           $  923,546
  Administration fees                                          104,308
  Transfer agent fees                                           17,644
  Auction agent fees                                            61,157
  Custodian fees                                                10,681
  Registration fees                                             10,768
  Organization costs                                            40,000
  Professional fees                                             25,023
  Printing fees                                                  6,916
  Trustees' fees                                                 4,788
  Pricing fees                                                   5,767
  Miscellaneous                                                  3,266
                                                            ----------
   Total expenses                                                          $  1,213,864
     Reimbursement of organization costs                                        (40,000)
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                           (710)
                                                                           ------------
   Net expenses                                                            $  1,173,154
                                                                           ------------
     Net investment income                                                 $  5,639,980
                                                                           ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                         $ (5,480,746)
  Net unrealized loss on investments                                        (20,066,272)
                                                                           ------------
     Net loss on investments                                               $(25,547,018)
                                                                           ------------
DISTRIBUTIONS TO PREFERRED SHAREOWNERS FROM NET
INVESTMENT INCOME                                                          $   (235,964)
                                                                           ------------
  Net decrease in net assets applicable to common
   shareowners resulting from operations                                   $(20,143,002)
                                                                           ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------
For the period 1/28/04 (commencement of operations) to 5/31/04


                                                                              1/28/04
                                                                                 to
                                                                              5/31/04
  FROM OPERATIONS:
   Net investment income                                                 $  5,639,980
   Net realized loss on investments                                        (5,480,746)
   Net unrealized loss on investments                                     (20,066,272)
   Distributions to preferred shareowners from net investment income         (235,964)
                                                                         ------------
     Net decrease in net assets applicable to common shareowners         $(20,143,002)
                                                                         ------------
  DISTRIBUTIONS TO COMMON SHAREOWNERS:
   Net investment income ($0.14 per share)                               $ (3,944,339)
                                                                         ------------
     Total dividends to common shareowners                               $ (3,944,339)
                                                                         ------------
  FROM TRUST SHARE TRANSACTIONS:
   Net proceeds from the issuance of common shares                       $366,720,000
   Net proceeds from underwriters' over-allotment option exercised         44,407,500
   Common share offering expenses charged to paid-in capital                 (838,000)
   Preferred share offering expenses charged to paid-in capital            (2,016,300)
                                                                         ------------
     Net increase in net assets applicable to common
       shareowners resulting from Trust share transactions               $408,273,200
                                                                         ------------
     Net increase in net assets applicable to common shareowners         $384,185,859
  NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
   Beginning of period                                                        100,003
                                                                         ------------
   End of period (including accumulated net investment income
     of $1,459,677)                                                      $384,285,862
                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        January 28, 2004
                                                                       May 31, 2004 (a)(b)
                                                                           (unaudited)
Per Common Share Operating Performance
Net asset value, beginning of period                                       $  14.33+
                                                                           --------
Increase (decrease) from investment operations:
  Net investment income                                                    $   0.20
  Net realized and unrealized loss on investments                             (0.89)
  Distributions to preferred shareowners from net investment income           (0.01)
                                                                           --------
   Net decrease from investment operations                                 $  (0.70)
Distributions to common shareowners:
  Net investment income                                                       (0.14)
Capital charge with respect to issuance of:
  Common shares                                                               (0.03)
  Preferred shares                                                            (0.07)
                                                                           --------
Net decrease in net asset value                                            $  (0.94)
                                                                           --------
Net asset value, end of period*                                            $  13.39
                                                                           --------
Market value, end of period*                                               $  12.05
                                                                           --------
Total return++                                                               (18.77)%
Ratios to average net assets of common shareowners
  Net expenses+++                                                              0.90%**
  Net investment income before preferred share dividends+++                    4.34%**
  Preferred share dividends                                                    0.18%**
  Net investment income available to common shareowners                        4.16%**
Portfolio turnover                                                               42%
Net assets of common shareowners, end of period (in thousands)             $384,286
Preferred shares outstanding (in thousands)                                $176,250
Asset coverage per preferred share, end of period                          $ 79,511
Average market value per preferred share                                   $ 25,000
Liquidation value per preferred share                                      $ 25,003
Ratios to average net assets of common shareowners before
  reimbursement of organization expenses and expense reductions
  Net expenses+++                                                              0.93%**
  Net investment income before preferred share dividends+++                    4.31%**
  Preferred share dividends                                                    0.18%**
  Net investment income available to common shareowners                        4.13%**

(a) The per common share data presented above is based upon the average common shares outstanding for the period presented.
(b) Trust shares were first publicly offered on January 28, 2004.
* Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
**  Annualized.
 + Net asset value immediately after the closing of the first public offering was $14.30.
++ Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment return less than a full period is not annualized. Past performance is not a guarantee of future results.
+++ Ratios do not reflect the effect of dividend payments to preferred shareowners.

The information above represents the unaudited operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shareowners and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Tax Advantaged Balanced Trust (the "Trust") was organized as a Delaware business trust on October 16, 2003. Prior to commencing operations on January 28, 2004, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Pioneer Funds Distributor, Inc., an affiliate of Pioneer Investment Management, Inc. (PIM), the Trust's investment adviser, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003. PIM has agreed to pay all the Trust's organizational expenses and to pay the amount by which the aggregate offering costs (other than the sales load) exceeds $0.03 per share of the common share offering. The investment objective of the Trust is to provide a high level of total after-tax return, including attractive tax-advantaged income.

The Trust may invest in municipal securities with a broad range of maturities and credit ratings, including both investment grade and below investment grade municipal securities. The Trust may also invest in common stocks and preferred securities that pay tax-qualified dividends. In addition, the Trust may invest in other securities, including debt instruments, real estate investment trusts ("REITS") and equity securities, that generate income taxable at ordinary income, rather than long-term capital gain.

The Trust invests in below investment grade (high yield) debt securities. Debt securities rated below investment grade are commonly referred to as 'junk bonds' and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses and gains and losses on

Pioneer Tax Advantaged Balanced Trust

investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities are valued at the last sale price on the primary exchange where they are traded. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Trust may also use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. As of May 31, 2004, the Trust had no fair valued securities. The value of interest rate swaps will be determined by obtaining dealer quotations. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discount and premium on fixed income securities are accreted or amortized daily, respectively, on an effective yield to maturity basis and are included in interest income. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


C.  Automatic Dividend Reinvestment Plan

    All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time by notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2. Management Agreement
PIM manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by the Trust. PIM has retained Princeton Administrators, L.P., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, to provide certain administrative services to the Trust on its behalf. The Trust pays Princeton a monthly fee at an annual rate of 0.07% of the average daily value of the Trust's managed assets up to $500 million and 0.03% for average daily managed assets in excess of $500 million, subject to a minimum monthly fee of $10,000.

Also, PIM has agreed for the first three years of the Trust's investment operations to limit the Trust's total annual expenses [excluding offering costs for common and preferred shares, interest expense, the cost of defending or prosecuting any claim or litigation to which the Trust is a party (together with any amount in judgment or settlement), indemnification expenses or taxes incurred due to the failure of the Trust to qualify as a regulated investment company under the Code or any other non-recurring or non-operating expenses] to 0.80% of the Trust's average daily managed assets. The dividend on any preferred shares is not an expense. Under the agreement, PIM may subsequently recover reimbursed expenses within three years of being

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

incurred from the Trust if the Trust's total expenses are less than 0.80% of average managed assets. As of May 31, 2004, the expense reduction under such arrangements was $710.

3. Transfer Agents
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with Mellon Investor Services LLC, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Market Preferred Shares (AMPS). The Trust pays Deutsche Bank Trust Company Americas an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank Trust Company Americas, for providing such services.

4. Interest Rate Swaps
The Trust may enter into interest rate swap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. The cost of leverage may rise with an increase in interest rates, generally having the effect of lower yields and potentially lower dividends. Interest rate swaps can be used to "lock in" the cost of leverage and reduce the negative impact that rising short-term interest rates would have on the Trust's leveraging costs.

An interest rate swap is an agreement between two parties, which involves exchanging a floating rate and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual and exchange of net interest payments between the parties. For financial reporting purposes, the Trust records the receivable or payable for the net interest expected to be received or paid as net realized gains or losses from interest rate swaps in the Statement of Operations. During the term of the swap, changes in the value of the swap are recognized as unrealized gains and losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing contract. The Trust is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Trust does not

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

anticipate non-performance by any counterparty. As of May 31, 2004, the Trust had no outstanding interest rate swaps.

5. Trust Shares
There are an unlimited number of common shares of beneficial interest authorized. Of the 28,706,981 common shares of beneficial interest outstanding at May 31, 2004, PIM owned 6,981 shares.

Transactions in common shares of beneficial interest for the period January 28, 2004 (commencement of investment operations) to May 31, 2004 were as follows:
--------------------------------------------------------------------------------

Shares issued in connection with initial public
 offering                                           25,600,000
  Shares issued from underwriters' overallotment
   option excercised                                 3,100,000
                                                    ----------
  Net increase in shares outstanding                28,700,000
  Shares outstanding at beginning of period              6,981
                                                    ----------
  Shares outstanding at end of period               28,706,981
                                                    ----------

--------------------------------------------------------------------------------

Offering costs of $838,000 incurred in connection with the Trust's offering of common shares have been charged to paid-in capital.

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. On April 12, 2004, the Trust reclassified and issued 7,050 shares of common shares into three series of Auction Market Preferred Shares ("AMPS") as follows:
Series T7-2,350, Series F7-2,350 and Series TH28-2,350. Offering costs of $253,800 and underwriting discounts of $1,762,500 have been charged to paid-in capital.

Dividends on Series T7 AMPS and Series F7 AMPS are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on Series TH28 AMPS are also cumulative at a rate reset every 28 days based on the results of an auction. Dividend rates ranged from 1.05% to 1.38% during the period ended May 31, 2004.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to
(a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

6. Subsequent Event
Subsequent to May 31, 2004 the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.0687 per common share payable June 30, 2004, to shareowners of record on June 15, 2004.

For the period June 1, 2004 to June 30, 2004, dividends declared on preferred stock totaled $149,460 in aggregate for the three outstanding preferred share series.

ADDITIONAL INFORMATION
During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. There have been no changes

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(C) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

Pioneer Tax Advantaged Balanced Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                    Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Sub-Administrator
Princeton Administrators, L.P.




Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

      U.S. Equity
      Pioneer Fund
      Pioneer Balanced Fund
      Pioneer Equity Income Fund
      Pioneer Growth Shares
      Pioneer Mid Cap Growth Fund
      Pioneer Mid Cap Value Fund
      Pioneer Oak Ridge Large Cap
       Growth Fund
      Pioneer Oak Ridge Small Cap
        Growth Fund
      Pioneer Papp America-Pacific
        Rim Fund
      Pioneer Papp Small and Mid Cap
        Growth Fund
      Pioneer Papp Stock Fund
      Pioneer Papp Strategic
        Growth Fund
      Pioneer Real Estate Shares
      Pioneer Research Fund*
      Pioneer Small Cap Value Fund
      Pioneer Small Company Fund
      Pioneer Value Fund

      International/Global Equity
      Pioneer Emerging Markets Fund
      Pioneer Europe Select Fund
      Pioneer Europe Fund
      Pioneer International Equity Fund
      Pioneer International Value Fund


      Fixed Income
      Pioneer America Income Trust
      Pioneer Bond Fund
      Pioneer Global High Yield Fund
      Pioneer High Yield Fund
      Pioneer Strategic Income Fund
      Pioneer Tax Free Income Fund


      Money Market
      Pioneer Cash Reserves Fund**

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal
   Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:


Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-710-0935


FactFoneSM for automated fund yields, prices,
account information and transactions                             1-800-225-4321


Retirement plans information                                     1-800-622-0176


Telecommunications Device for the Deaf (TDD)                     1-800-225-1997


Write to us:


PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                1-800-225-4240


Our Internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                        www.pioneerfunds.com

Please consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Trust and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.



[PIONEER Logo]

Pioneer Investment Management, Inc.
60 State Street                                                    15667-00-0704
Boston, Massachusetts 02109             (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	 See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Trust's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable, Fund does not invest in voting securities


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, except as described in (b) below.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses except as follows. Although the registrant experienced no compliance breaches as a result of a weakness detected subsequent to the date of the last evaluation of controls by the registrant's certifying officers, the registrant's investment advisor took corrective action related to a material weakness in the Fund's compliance controls.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Advantaged Balanced Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 4, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 4, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 4, 2004

* Print the name and title of each signing officer under his or her signature.